SEGMENTED INFORMATION (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of operating segments [Abstract]
Disclosure of operating segments [Table Text Block]
2025	Canada $	Australia $	Total $

Non-current assets
Property and equipment	4,269	15,038	19,307
Revenue	315,497	-	315,497

2024	Canada $	Australia $	Total $
Non-current assets
Deposits	18,902	10,703	29,605
Revenue	666,667	-	666,667